DoubleLine Multi-Asset Growth Fund (Consolidated)

Schedule of Investments

June 30, 2020 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Collateralized Loan Obligations - 0.2%
1,000,000	Brookside Mill Ltd., Series 2013-1A-SUB	0.07%	#^Þ@	01/17/2028	66,359

Total Collateralized Loan Obligations (Cost $446,313)					66,359

Non-Agency Residential Collateralized Mortgage Obligations - 27.3%
136,567	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	4.08%	#	03/25/2036	97,742
307,677	Alternative Loan Trust, Series 2005-55CB-1A1	5.50%		11/25/2035	269,185
236,756	Alternative Loan Trust, Series 2005-J8-1A5	5.50%		07/25/2035	212,314
347,567	Alternative Loan Trust, Series 2006-OA7-1A2 (12 Month US Treasury Average + 0.94%, 0.94% Floor)	2.44%		06/25/2046	307,290
288,531	Alternative Loan Trust, Series 2007-HY4-4A1	3.51%	#	06/25/2037	264,528
314,864	Banc of America Alternative Loan Trust, Series 2006-7-A4	6.00%	ß	10/25/2036	143,021
28,496	BCAP LLC Trust, Series 2007-AA2-2A5	6.00%		04/25/2037	22,108
2,525,049	BCAP LLC Trust, Series 2009-RR4-1A2	6.50%	#^	06/26/2037	1,021,558
195,947	Chase Mortgage Finance Trust Series 2006-S2-1A13, Series 2006-S2-1A13	6.25%		10/25/2036	146,954
156,292	ChaseFlex Trust, Series 2007-M1-2F4	4.18%	ß	08/25/2037	129,799
910,000	CIM Trust, Series 2017-3RR-B2	12.06%	#^Þ	01/27/2057	868,413
101	CitiCorporationMortgage Securities, Inc., Series 2007-2-3A1	5.50%		02/25/2037	101
32,603	Citigroup Mortgage Loan Trust, Inc., Series 2009-7-2A2	5.50%	^	10/25/2021	31,835
150,773	CitiMortgage Alternative Loan Trust, Series 2007-A6-1A11	6.00%		06/25/2037	147,840
233,330	Countrywide Alternative Loan Trust, Series 2005-48T1-A2	5.50%		11/25/2035	191,973
495,009	Countrywide Alternative Loan Trust, Series 2006-15CB-A1	6.50%		06/25/2036	364,855
66,069	Countrywide Alternative Loan Trust, Series 2006-32CB-A16	5.50%		11/25/2036	51,850
697,193	Countrywide Alternative Loan Trust, Series 2006-J1-2A1	7.00%		02/25/2036	159,230
12,719	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10 (-5 x 1 Month LIBOR USD + 29.90%, 29.90% Cap)	29.05%	I/F	08/25/2037	21,848
9,123	Countrywide Alternative Loan Trust, Series 2007-21CB-2A2 (-4 x 1 Month LIBOR USD + 28.40%, 28.40% Cap)	27.66%	I/F	09/25/2037	11,912
144,366	Countrywide Home Loans, Series 2007-10-A5	6.00%		07/25/2037	111,646
7,671	Countrywide Home Loans, Series 2007-4-1A5	6.50%		05/25/2037	5,896
79,879	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-1A3	5.25%		09/25/2035	78,356
30,939	Credit Suisse Mortgage Capital Certificates, Series 2006-9-4A1	6.00%		11/25/2036	23,912
51,239	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1 (-1 x 1 Month LIBOR USD + 12.12%, 12.12% Cap)	11.87%	^I/F	04/15/2036	47,988
226,091	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4 (-1 x 1 Month LIBOR USD + 12.12%, 12.12% Cap)	11.87%	^I/F	04/15/2036	229,604
32,680	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA2-1A3	6.00%		04/25/2037	20,487
969,164	GreenPoint Mortgage Funding Trust, Series 2005-AR3-2A1 (1 Month LIBOR USD + 0.26%, 0.26% Floor, 10.50% Cap)	0.44%		08/25/2045	613,776
1,000,000	GSAA Home Equity Trust, Series 2006-15-AF3B	5.93%	#	09/25/2036	86,898
58,914	GSR Mortgage Loan Trust, Series 2006-2F-2A20 (-1 x 1 Month LIBOR USD + 11.10%, 5.00% Floor, 11.10% Cap)	10.93%	I/F	02/25/2036	60,908
376,316	HarborView Mortgage Loan Trust, Series 2006-14-1A1A (1 Month LIBOR USD + 0.18%, 0.18% Floor)	0.37%		01/25/2047	324,597
19,406	JP Morgan Alternative Loan Trust, Series 2005-S1-2A11	6.00%		12/25/2035	17,735
313,062	JP Morgan Alternative Loan Trust, Series 2006-S1-1A3	5.50%		03/25/2036	235,763
109,433	JP Morgan Mortgage Acquisition Trust, Series 2006-CH2-AF3	5.46%	ß	09/25/2029	87,633
53,476	Lehman Mortgage Trust, Series 2006-4-1A3 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	5.22%	I/F I/O	08/25/2036	10,619
3,342	Lehman Mortgage Trust, Series 2006-4-1A4	6.00%		08/25/2036	3,293
710,690	Lehman Mortgage Trust, Series 2007-10-2A1	6.50%		01/25/2038	405,376
33,093	Lehman Mortgage Trust, Series 2007-5-11A1	5.06%	#	06/25/2037	26,178
755,930	Lehman Mortgage Trust, Series 2007-5-1A3	5.75%		06/25/2037	747,890
115,232	Lehman XS Trust, Series 2005-1-3A3A	5.11%		07/25/2035	114,970
180,683	MASTR Resecuritization Trust, Series 2008-4-A1	6.00%	#^	06/27/2036	169,057
1,363,231	Morgan Stanley Mortgage Loan Trust, Series 2006-8AR-1A4 (1 Month LIBOR USD + 0.50%, 0.25% Floor)	0.68%		06/25/2036	603,053
217,616	Morgan Stanley Mortgage Loan Trust, Series 2007-13-6A1	6.00%		10/25/2037	172,930
128,630	Residential Accredit Loans, Inc., Series 2006-QS10-A9	6.50%		08/25/2036	129,130
2,363	Residential Accredit Loans, Inc., Series 2006-QS13-1A8	6.00%		09/25/2036	2,164
126,874	Residential Accredit Loans, Inc., Series 2006-QS2-1A4	5.50%		02/25/2036	121,529
24,585	Residential Accredit Loans, Inc., Series 2006-QS7-A4 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.00% Cap)	0.58%		06/25/2036	16,859
73,754	Residential Accredit Loans, Inc., Series 2006-QS7-A5 (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	5.42%	I/F I/O	06/25/2036	11,701
46,986	Residential Accredit Loans, Inc., Series 2006-QS8-A4 (1 Month LIBOR USD + 0.45%, 0.45% Floor)	0.63%		08/25/2036	32,372
140,957	Residential Accredit Loans, Inc., Series 2006-QS8-A5 (-1 x 1 Month LIBOR USD + 5.55%, 5.55% Cap)	5.37%	I/F I/O	08/25/2036	23,240
153,456	Residential Asset Mortgage Products, Inc., Series 2004-RS2-MII1 (1 Month LIBOR USD + 0.87%, 0.58% Floor, 14.00% Cap)	1.05%		02/25/2034	149,726
188,501	Residential Asset Securitization Trust, Series 2005-A11-1A4	5.50%		10/25/2035	164,709
15,935	Residential Asset Securitization Trust, Series 2005-A12-A12	5.50%		11/25/2035	13,574
406,405	Residential Asset Securitization Trust, Series 2006-A16-1A3	6.00%		02/25/2037	269,753
592,597	Residential Asset Securitization Trust, Series 2006-A9CB-A6	6.00%		09/25/2036	327,421
337,343	Residential Asset Securitization Trust, Series 2007-A1-A8	6.00%		03/25/2037	193,382
246,720	Residential Asset Securitization Trust, Series 2007-A5-2A5	6.00%		05/25/2037	199,617
230,126	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A6	4.27%	ß	10/25/2036	121,972

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $12,191,507)					10,440,070

US Government and Agency Mortgage Backed Obligations - 15.6%
38,776	Federal Home Loan Mortgage Corporation, Series 3261-SA (-1 x 1 Month LIBOR USD + 6.43%, 6.43% Cap)	6.25%	I/F I/O	01/15/2037	9,038
74,990	Federal Home Loan Mortgage Corporation, Series 3355-BI (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.87%	I/F I/O	08/15/2037	14,508
27,817	Federal Home Loan Mortgage Corporation, Series 3384-S (-1 x 1 Month LIBOR USD + 6.39%, 6.39% Cap)	6.21%	I/F I/O	11/15/2037	3,141
86,401	Federal Home Loan Mortgage Corporation, Series 3384-SG (-1 x 1 Month LIBOR USD + 6.31%, 6.31% Cap)	6.13%	I/F I/O	08/15/2036	18,748
35,076	Federal Home Loan Mortgage Corporation, Series 3417-SX (-1 x 1 Month LIBOR USD + 6.18%, 6.18% Cap)	6.00%	I/F I/O	02/15/2038	4,761
42,521	Federal Home Loan Mortgage Corporation, Series 3423-GS (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	5.47%	I/F I/O	03/15/2038	5,254
378,422	Federal Home Loan Mortgage Corporation, Series 3423-TG (-1 x 1 Month LIBOR USD + 6.00%, 0.35% Cap)	0.35%	I/F I/O	03/15/2038	3,101
52,760	Federal Home Loan Mortgage Corporation, Series 3500-SA (-1 x 1 Month LIBOR USD + 5.52%, 5.52% Cap)	5.34%	I/F I/O	01/15/2039	7,344
141,367	Federal Home Loan Mortgage Corporation, Series 3523-SM (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.82%	I/F I/O	04/15/2039	26,619
11,119	Federal Home Loan Mortgage Corporation, Series 3562-WS (-1 x 1 Month LIBOR USD + 4.95%, 4.95% Cap)	4.77%	I/F I/O	08/15/2039	1,452
102,759	Federal Home Loan Mortgage Corporation, Series 3728-SV (-1 x 1 Month LIBOR USD + 4.45%, 4.45% Cap)	4.27%	I/F I/O	09/15/2040	13,631
106,556	Federal Home Loan Mortgage Corporation, Series 3758-S (-1 x 1 Month LIBOR USD + 6.03%, 6.03% Cap)	5.85%	I/F I/O	11/15/2040	20,603
74,004	Federal Home Loan Mortgage Corporation, Series 3779-DZ	4.50%		12/15/2040	83,982
137,097	Federal Home Loan Mortgage Corporation, Series 3815-ST (-1 x 1 Month LIBOR USD + 5.85%, 5.85% Cap)	5.67%	I/F I/O	02/15/2041	27,770
48,115	Federal Home Loan Mortgage Corporation, Series 3900-SB (-1 x 1 Month LIBOR USD + 5.97%, 5.97% Cap)	5.79%	I/F I/O	07/15/2041	7,955
621,314	Federal Home Loan Mortgage Corporation, Series 4183-Z	3.00%	>	03/15/2043	667,369
63,362	Federal National Mortgage Association, Series 2006-101-SA (-1 x 1 Month LIBOR USD + 6.58%, 6.58% Cap)	6.40%	I/F I/O	10/25/2036	14,582
32,535	Federal National Mortgage Association, Series 2006-123-LI (-1 x 1 Month LIBOR USD + 6.32%, 6.32% Cap)	6.14%	I/F I/O	01/25/2037	7,131
237,280	Federal National Mortgage Association, Series 2007-39-AI (-1 x 1 Month LIBOR USD + 6.12%, 6.12% Cap)	5.94%	I/F I/O	05/25/2037	54,832
100,515	Federal National Mortgage Association, Series 2007-57-SX (-1 x 1 Month LIBOR USD + 6.62%, 6.62% Cap)	6.44%	I/F I/O	10/25/2036	20,817
6,740	Federal National Mortgage Association, Series 2009-49-S (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	6.57%	I/F I/O	07/25/2039	1,281
115,713	Federal National Mortgage Association, Series 2009-86-CI (-1 x 1 Month LIBOR USD + 5.80%, 5.80% Cap)	5.62%	I/F I/O	09/25/2036	16,288
32,160	Federal National Mortgage Association, Series 2009-90-IA (-1 x 1 Month LIBOR USD + 5.75%, 5.75% Cap)	5.57%	I/F I/O	03/25/2037	4,694
31,527	Federal National Mortgage Association, Series 2009-90-IB (-1 x 1 Month LIBOR USD + 5.72%, 5.72% Cap)	5.54%	I/F I/O	04/25/2037	4,835
170,735	Federal National Mortgage Association, Series 2010-39-SL (-1 x 1 Month LIBOR USD + 5.67%, 5.67% Cap)	5.49%	I/F I/O	05/25/2040	31,712
58,141	Federal National Mortgage Association, Series 2011-5-PS (-1 x 1 Month LIBOR USD + 6.40%, 6.40% Cap)	6.22%	I/F I/O	11/25/2040	5,548
415,671	Federal National Mortgage Association, Series 2012-30-DZ	4.00%	>	04/25/2042	466,587
1,236,438	Federal National Mortgage Association, Series 2013-53-ZC	3.00%	>	06/25/2043	1,319,782
1,154,689	Federal National Mortgage Association, Series 2013-55-VZ	3.00%	>	06/25/2043	1,266,544
595,493	Federal National Mortgage Association, Series 2014-58-VZ	3.00%	>	09/25/2044	658,102
602,449	Federal National Mortgage Association, Series 2015-9-ZA	3.50%	>	03/25/2045	670,269
16,875	Government National Mortgage Association, Series 2009-6-SM (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap)	5.76%	I/F I/O	02/20/2038	2,256
289,908	Government National Mortgage Association, Series 2011-45-GZ	4.50%		03/20/2041	310,928
154,079	Government National Mortgage Association, Series 2011-7-LS (-2 x 1 Month LIBOR USD + 9.88%, 9.88% Cap)	9.50%	I/F	12/20/2040	187,353

Total US Government and Agency Mortgage Backed Obligations (Cost $5,196,941)					5,958,817

Affiliated Mutual Funds - 23.3%
204,751	DoubleLine Core Fixed Income Fund (Class I)				2,274,788
234,527	DoubleLine Flexible Income Fund (Class I)				2,141,231
227,248	DoubleLine Low Duration Bond Fund (Class I)				2,240,663
212,202	DoubleLine Total Return Bond Fund (Class I)				2,274,801

Total Affiliated Mutual Funds (Cost $9,076,576)					8,931,483

Short Term Investments - 31.3%
2,655,354	First American Government Obligations Fund - Class U	0.11%	♦		2,655,354
2,655,354	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	0.15%	♦		2,655,354
2,655,354	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.05%	♦		2,655,354
1,500,000	United States Treasury Bills	0.00%	‡	12/03/2020	1,499,096
2,500,000	United States Treasury Bills	0.00%	‡	04/22/2021	2,496,928

Total Short Term Investments (Cost $11,939,016)					11,962,086

Total Investments - 97.7% (Cost $38,850,353)					37,358,815
Other Assets in Excess of Liabilities - 2.3%					875,969

NET ASSETS - 100.0%					$38,234,784

Þ	Value determined using significant unobservable inputs.

#

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2020.

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

ß

The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of June 30, 2020.

I/F

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

I/O	Interest only security

>

This U.S. Agency bond accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of June 30, 2020.

♦	Seven-day yield as of June 30, 2020

@

Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of June 30, 2020.

‡	All or a portion of this security has been pledged as collateral.

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Short Term Investments	31.3%
Non-Agency Residential Collateralized Mortgage Obligations	27.3%
Affiliated Mutual Funds	23.3%
US Government and Agency Mortgage Backed Obligations	15.6%
Collateralized Loan Obligations	0.2%
Other Assets and Liabilities	2.3%

100.0%

FUTURES CONTRACTS
Description	Long/ Short	Contract Quantity	Expiration Date	Notional Amount •	Value/ Unrealized Appreciation (Depreciation)
CME E-Mini Standard & Poor’s 500 Index Future	Long	31	09/18/2020	4,789,810	$103,084
CBOT 5 Year US Treasury Note Future	Long	42	09/30/2020	5,281,172	11,395
CME Ultra Long Term US Treasury Bond Future	Long	3	09/21/2020	654,469	2,173
CME Japanese Yen Currency Future	Long	33	09/14/2020	3,824,288	(10,292)
MSCI EAFE Index Futures	Long	66	09/18/2020	5,868,720	(64,469)

					$41,891

• Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

SWAP AGREEMENTS

EXCESS RETURN SWAPS
Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	07/31/2020	10,500,000	$130,124
Long Commodity Basket Swap Ж	Morgan Stanley	Long	0.19%	Termination	07/02/2020	2,000,000	(5,316)
Short Commodity Basket Swap ɷ	Morgan Stanley	Short	(0.22)%	Termination	07/02/2020	(2,000,000)	(75,567)

							$49,241

¤

Shiller Barclays CAPE® US Sector ER II USD Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each U.S. equity sector is represented by an index of equity securities of companies in the relevant sector. Information on the sector constituents as of June 30, 2020, is available on the Barclays Capital, Inc. website at https://indices.barclays/IM/12/en/indices/ details.app;ticker=BXIICS2E.

Ж	Long Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the Morgan Stanley index. At June 30, 2020, all constituents and their weightings were as follows:

Sub-Index	Ticker	Contract Value δ	Value of Index	Weightings
Morgan Stanley Nickel Roll	MSCYLN0	0.15	$56	17.2%
Morgan Stanley Copper Roll	MSCYLP0	0.12	56	17.1%
Morgan Stanley Soybeans Roll	MSCYSY0	0.17	55	17.0%
Morgan Stanley RBOB Roll	MSCYXB0	0.20	55	16.8%
Morgan Stanley Zinc Roll	MSCYLX0	0.11	54	16.7%
Morgan Stanley Cocoa Roll	MSCYCC0	0.14	50	15.2%

			$326	100.0%

ɷ	Short Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the Morgan Stanley index. At June 30, 2020, all constituents and their weightings were as follows:

Sub-Index	Ticker	Contract Value δ	Value of Index	Weightings
Morgan Stanley Natural Gas Roll	MSCYNG0	0.89	$76	18.2%
Morgan Stanley Coffee (Arabica) Roll	MSCYKC0	0.43	71	16.9%
Morgan Stanley Gasoil Roll	MSCYQS0	0.28	69	16.3%
Morgan Stanley Heating Oil Roll	MSCYHO0	0.29	68	16.3%
Morgan Stanley Kansas Wheat Roll	MSCYKW0	0.44	68	16.2%
Morgan Stanley Sugar Roll	MSCYSB0	0.24	68	16.1%

			$420	100.0%

δ

Contract value represents the number of units of the underlying constituent’s index in one unit of the custom basket index at creation. The contract value is calculated by multiplying each constituent’s weight by the starting price of the custom basket index and dividing by the starting price of the constituent’s index. The contract value will differ depending on the date the swap is initiated.

A summary of the DoubleLine Multi-Asset Growth Fund’s (Consolidated) investments in affiliated mutual funds for the period ended June 30, 2020 is as follows:

Fund	Value at March 31, 2020	Gross Purchases	Gross Sales	Shares Held at June 30, 2020	Value at June 30, 2020	Change in Unrealized for the Period Ended June 30, 2020	Dividend Income Earned in the Period Ended June 30, 2020	Net Realized Gain (Loss) in the Period Ended June 30, 2020
DoubleLine Core Fixed Income Fund (Class I)	$2,174,460	$-	$-	204,751	$2,274,788	$100,328	$17,063	$-
DoubleLine Flexible Income Fund (Class I)	$1,970,026	$-	$-	234,527	$2,141,231	$171,205	$22,118	$-
DoubleLine Low Duration Bond Fund (Class I)	$2,161,127	$-	$-	227,248	$2,240,664	$79,537	$13,918	$-
DoubleLine Total Return Bond Fund (Class I)	$2,219,628	$-	$-	212,202	$2,274,801	$55,173	$20,215	$-

	$8,525,241	$-	$-	878,728	$8,931,484	$406,243	$73,314	$-

Notes to Schedule of Investments June 30, 2020 (Unaudited)

1.   Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 19 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, Doubleline Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Colony Real Estate and Income Fund, DoubleLine Emerging Markets Local Currency Bond Fund and DoubleLine Income Fund (each, a “Fund” and, collectively, the “Funds”). For financial information related to the DoubleLine Selective Credit Fund, please refer to the DoubleLine Selective Credit Fund’s separate annual report. Shares of the DoubleLine Emerging Markets Local Currency Bond Fund are currently only available for purchase by employees and officers of DoubleLine Capital LP (“DoubleLine Capital”) and DoubleLine Alternatives LP (formerly DoubleLine Commodity LP) (each, an “Adviser” and, collectively, the “Advisers”), their affiliates and their family members, and the Advisers and their affiliates.

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund and the DoubleLine Income Fund, which are classified as non-diversified Funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations

Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares

DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019

DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019

DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—

DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—

DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019

DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—

DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019

DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019

DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—

DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—

DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—

DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—

DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—

DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—	—

DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—

DoubleLine Colony Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—

DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—

DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—

2.   Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities

•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer

US bonds and notes of government and government agencies	Standard inputs

Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by the Adviser in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of June 30, 2020:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund

Investments in Securities

Level 1

Money Market Funds	$1,489,515,991	$120,453,885	$22,191,852	$7,966,062	$138,276,028	$3,541,156

Affiliated Mutual Funds	42,714,545	1,403,304,348	—	8,931,483	48,850,000	—

Common Stocks	—	356,103	568,273	—	222,161	—

Total Level 1	1,532,230,536	1,524,114,336	22,760,125	16,897,545	187,348,189	3,541,156

Level 2

US Government and Agency Mortgage Backed Obligations	22,619,405,053	1,977,245,034	—	5,958,817	425,545,449	—

Non-Agency Residential Collateralized Mortgage Obligations	13,409,517,836	1,114,263,409	—	9,571,657	1,245,096,457	—

US Government and Agency Obligations	4,848,804,319	2,364,451,561	—	—	530,599,317	—

Non-Agency Commercial Mortgage Backed Obligations	3,817,766,809	680,936,278	—	—	1,084,866,829	—

Collateralized Loan Obligations	2,095,869,269	322,122,996	—	—	1,006,851,478	—

Asset Backed Obligations	1,851,920,627	295,409,862	—	—	527,911,385	—

US Corporate Bonds	—	1,668,766,572	—	—	376,427,398	17,571,158

Foreign Corporate Bonds	—	1,108,292,936	708,335,334	—	992,936,934	690,886

Bank Loans	—	405,625,631	—	—	169,442,575	156,609,596

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	113,805,591	120,107,448	—	106,852,917	—

Other Short Term Investments	—	47,171,035	—	3,996,024	—	—

Municipal Bonds	—	11,638,842	—	—	—	—

Total Level 2	48,643,283,913	10,109,729,747	828,442,782	19,526,498	6,466,530,739	174,871,640

Level 3

Non-Agency Residential Collateralized Mortgage Obligations	288,656,189	36,057,255	—	868,413	—	—

Collateralized Loan Obligations	948,717	—	—	66,359	—	—

Non-Agency Commercial Mortgage Backed Obligations	—	2,564,078	—	—	—	—

Foreign Corporate Bonds	—	51,002	82,503	—	—	—

Bank Loans	—	18,726	—	—	—	—

Common Stocks	—	3,870	—	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	289,604,906	38,694,931	82,503	934,772	—	—

Total	$50,465,119,355	$11,672,539,014	$851,285,410	$37,358,815	$6,653,878,928	$178,412,796

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$41,891	$—	$—

Total Level 1	—	—	—	41,891	—	—

Level 2

Excess Return Swaps	—	—	—	49,241	—	—

Total Level 2	—	—	—	49,241	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$—	$91,132	$—	$—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund

Investments in Securities

Level 1

Affiliated Mutual Funds	$199,353,133	$94,462,420	$—	$—	$—	$—

Money Market Funds	338,269,745	40,016,688	3,293,079	6,363,193	6,793,620	49,153,584

Common Stocks	—	17,744	52,844	—	—	—

Total Level 1	537,622,878	134,496,852	3,345,923	6,363,193	6,793,620	49,153,584

Level 2

US Government and Agency Obligations	1,296,966,681	—	—	32,354,763	—	289,405,589

Collateralized Loan Obligations	882,149,921	208,721,249	—	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	855,123,170	246,006,305	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	785,237,112	143,961,193	—	—	—	—

Foreign Corporate Bonds	597,404,122	138,811,618	184,753,091	—	—	—

US Government and Agency Mortgage Backed Obligations	470,065,006	8,872,271	—	68,002,478	—	—

Asset Backed Obligations	438,285,540	52,928,678	—	—	—	—

US Corporate Bonds	359,886,160	77,157,493	—	—	—	—

Bank Loans	273,212,579	55,716,499	—	—	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	37,647,703	19,288,154	35,279,308	—	—	758,585,354

Other Short Term Investments	—	—	—	—	123,413,632	23,665,726

Total Level 2	5,995,977,994	951,463,460	220,032,399	100,357,241	123,413,632	1,071,656,669

Level 3

Non-Agency Commercial Mortgage Backed Obligations	1,675,301	352,836	—	—	—	—

Foreign Corporate Bonds	1,498	1,500	4,494	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	—	21,910,483	—	—	—	—

Collateralized Loan Obligations	—	135,531	—	—	—	—

Bank Loans	—	4,454	—	—	—	—

Common Stocks	—	920	—	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	1,676,799	22,405,724	4,494	—	—	—

Total	$6,535,277,671	$1,108,366,036	$223,382,816	$106,720,434	$130,207,252	$1,120,810,253

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$341,345	$—	$—

Total Level 1	—	—	—	341,345	—	—

Level 2

Excess Return Swaps	117,405,100	—	—	—	1,841,820	—

Total Level 2	117,405,100	—	—	—	1,841,820	—

Level 3	—	—	—	—	—	—

Total	$117,405,100	$—	$—	$341,345	$1,841,820	$—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund

Investments in Securities

Level 1

Money Market Funds	$20,435,389	$968,143	$3,134,922	$1,672,566	$234,404	$4,729,154

Affiliated Mutual Funds	—	—	2,532,123	—	—	—

Total Level 1	20,435,389	968,143	5,667,045	1,672,566	234,404	4,729,154

Level 2

US Corporate Bonds	250,451,877	93,083,945	3,077,617	8,185,156	—	—

Asset Backed Obligations	228,895,724	—	1,176,080	4,522,553	—	8,775,262

Foreign Corporate Bonds	69,202,939	49,372,393	3,352,430	8,163,390	547,526	—

Commercial Paper	—	84,007,176	—	—	—	—

US Government and Agency Mortgage Backed Obligations	—	11,246,706	4,230,784	9,988,681	—	—

US Government and Agency Obligations	—	—	7,572,226	23,003,657	—	12,480,074

Collateralized Loan Obligations	—	—	6,562,200	15,893,014	—	11,567,862

Non-Agency Commercial Mortgage Backed Obligations	—	—	5,892,166	14,198,479	—	19,546,740

Non-Agency Residential Collateralized Mortgage Obligations	—	—	5,662,497	13,685,141	—	24,251,638

Other Short Term Investments	—	—	1,798,882	9,999,081	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	515,878	1,201,047	8,435,278	—

Bank Loans	—	—	—	5,032,256	—	—

Total Level 2	548,550,540	237,710,220	39,840,760	113,872,455	8,982,804	76,621,576

Level 3

Foreign Corporate Bonds	2,696,047	—	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	907,593

Total Level 3	2,696,047	—	—	—	—	907,593

Total	$571,681,976	$238,678,363	$45,507,805	$115,545,021	$9,217,208	$82,258,323

Other Financial Instruments

Level 1	$—	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—	—

Level 2

Forward Currency Exchange Contracts	—	—	(272,652)	—	—	—

Excess Return Swaps	—	—	(1,131,684)	(6,969,395)	—	—

Total Level 2	—	—	(1,404,336)	(6,969,395)	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$(1,404,336)	$(6,969,395)	$—	$—

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Multi-Asset Growth Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2020 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$896,350	$-	$(25,964)	$(1,973)	$-	$-	$-	$-	$868,413	$(25,964)
Collateralized Loan Obligations	72,621	-	(6,262)	-	-	-	-	-	66,359	(6,262)

Total	$968,971	$-	$(32,226)	$(1,973)	$-	$-	$-	$-	$934,772	$(32,226)

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Multi-Asset Growth Fund	Fair Value as of 6/30/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$868,413	Market Comparables	Market Quotes	$95.43 ($95.43)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$66,359	Market Comparables	Market Quotes	$6.64 ($6.64)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2020 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Backed Obgligations	$20,518,003	$(25,254)	$1,391,945	$25,411	$378	$-	$-	$-	$21,910,483	$1,386,983
Non-Agency Commercial Mortgage Backed Obgligations	444,116	-	(91,280)	-	-	-	-	-	352,836	(91,280)
Collateralized Loan Obligations	180,404	-	(49,638)	471	4,294	-	-	-	135,531	(48,535)
Foreign Corporate Bonds	1,500	-	-	-	-	-	-	-	1,500	-
Bank Loans	-	-	1,730	29	2,695	-	-	-	4,454	-
Common Stocks	-	-	-	-	920	-	-	-	920	-

Total	$21,144,023	$(25,254)	$1,252,757	$25,911	$8,287	$-	$-	$-	$22,405,724	$1,247,168

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Backed Obgligations	$21,910,483	Market Comparables	Market Quotes	$86.32 - $95.43 ($91.64)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obgligations	$352,836	Market Comparables	Yields	15.00% (15.00%)	Increase in yields would have resulted in the decrease in the fair vale of the security
Collateralized Loan Obligations	$135,531	Market Comparables	Market Quotes	$53.30 ($53.30)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$4,454	Enterprise Value	Recovery Value	$100.00 ($100.00)	Significant changes in the recovery value would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$1,500	Enterprise Values	EBITDA multiples	5x - 6.5x (5.75x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security.
Common Stocks	$920	Enterprise Value	Recovery Value	$0.16 ($0.16)	Significant changes in the recovery value would have resulted in direct and proportional changes in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Infrastructure Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2020 [3]
Investments in Securities
Foreign Corporate Bonds	$9,904,084	$674,978	$(22,670)	$(537)	$-	$(7,859,808)	$-	$-	$2,696,047	$179,528

Total	$9,904,084	$674,978	$(22,670)	$(537)	$-	$(7,859,808)	$-	$-	$2,696,047	$179,528

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Infrastructure Income Fund	Fair Value as of 6/30/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Foreign Corporate Bonds	$2,696,047	Market Comparables	Market Quotes	$110.88 ($110.88)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2020 [3]
Investments in Securities
Non-Agency Commercial Mortgage Backed Obligations	$1,074,676	$-	$(170,041)	$2,958	$-	$-	$-	$-	$907,593	(170,041)

Total	$1,074,676	$-	$(170,041)	$2,958	$-	$-	$-	$-	$907,593	$(170,041)

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Income Fund	Fair Value as of 6/30/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Commercial Mortgage Backed Obligations	$907,593	Market Comparables	Yields	14.00% (14.00%)	Increase in the yields would have resulted in the decrease in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.